Stock-Based Compensation Other (Details) - $ / shares			9 Months Ended	12 Months Ended
	Jul. 25, 2017	Apr. 13, 2017	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,000,000		12,520,407	10,780,970
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,254,465	1,272,156	2,025,535	1,378,355	748,553
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		15,475
Aggregate number of shares	10,718,550
Share Price	$ 40.00			$ 9.99